Document and Entity Information	12 Months Ended
Sep. 28, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2012
Registrant Name	BLACKROCK MUNICIPAL SERIES TRUST
Central Index Key	0000799113
Amendment Flag	false
Document Creation Date	Sep. 26, 2012
Document Effective Date	Sep. 28, 2012
Prospectus Date	Sep. 28, 2012